Equity and Share-Based Payments (Details) - Schedule of Share Based Payment Reserve £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Schedule Of Share Based Payment Reserve Abstract
At January 1, 2023	£ 89,434
Adjustment to forfeiture rate	(2,156)
Share based payment charge – Incentive Equity Plan	12,026
Share based payment charge – SAYE scheme	93
Shares cancelled by forfeiture	(8,124)
At June 30, 2023	£ 91,273